Subsequent event (Details) - Subsequent event	Mar. 26, 2024 $ / shares
Subsequent Event [Line Items]
Special cash dividend	$ 0.004
American depositary shares
Subsequent Event [Line Items]
Special cash dividend	$ 0.04